Summary of Significant Accounting Policies - Major Charterers (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hyundai Merchant Marine Co., Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	24.50%	26.80%	29.60%
Yang Ming Marine Transport Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage		12.00%	13.00%
MediterraneanShipping Co. S.A.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			11.60%